Report Of The Directors Strategic Report - Adjusted Profit Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Consolidation Items [Line Items]
Profit before tax	$ 12,407	$ 9,178	$ 10,712
– currency translation on significant items	109	(2,904)	(4,252)
Adjusted
Consolidation Items [Line Items]
Profit before tax	12,516	9,593	11,723
Material reconciling items
Consolidation Items [Line Items]
Profit before tax	(109)	(403)	(1,418)
– customer redress programmes	(610)	(39)	(54)
– disposals, acquisitions and investment in new businesses	827	(20)	(145)
– fair value movements on financial instruments	50	52	(152)
– costs of structural reform	(91)	(150)	(211)
– restructuring and other related costs	(287)	(42)	(24)
– past service costs of guaranteed minimum pension benefits equalisation	0	(228)	0
– settlements and provisions in connection with legal and regulatory matters	2	25	(841)
– currency translation on significant items		(1)	9
Currency translation
Consolidation Items [Line Items]
Profit before tax		$ (12)	$ 407